Exhibit 99.1

Independent Accountants’ Report on Applying Agreed‑Upon Procedures

Oxford Finance LLC (the “Company”)
Barclays Capital Inc. (“Barclays”)
KeyBanc Capital Markets Inc.
MUFG Securities Americas Inc.
Wells Fargo Securities, LLC
CIBC World Markets Corp.
Huntington Securities, Inc.
Wedbush Securities Inc.
(together, the “Specified Parties”)

Re: Oxford Finance Funding Trust 2023-1– Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “4.3.4-1 2023-1 Initial Pool DatatapevF2 (value).xlsx”, provided by Barclays on behalf of the Company, on January 10, 2023, containing information on 67 promissory notes as of January 6, 2023 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Oxford Finance Funding Trust 2023-1. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, months, decimals, and percentages were within $1.00, 1 month, 0.1, and 0.1%, respectively.

•
The term “Loan Files” means the following information sources provided by the Company: Promissory Note, Appraisal Report, Unfunded Commitments Report, Customer Billing Report, Public Company Value Report, Portfolio Information Report, Oxford Revolvers Report, Third Party Revolvers Report, and the Definitions Table.

•
The term “Loan Cash Streams File” means the electronic data file “2023-1 Loan Cash Streams File vF2.xlsx” provided by Barclays on behalf of the Company on January 10, 2023 containing beginning balance, ending balance, interest rate, and cash flow information with respect to the promissory notes, as of January 6, 2023.

•	The term “Source Documents” means the Loan Files and Loan Cash Streams File.

•
The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the “Source Document / Methodology/ Recompute” column of Exhibit A.

•	The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

For each promissory note, we compared or recomputed the specified attributes listed in Exhibit A to or using the corresponding information included in the Source Documents listed in the corresponding row of the “Source Document / Methodology/ Recompute” column of Exhibit A, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority until such attribute was agreed.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the promissory notes, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the promissory notes to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such promissory notes being securitized, (iii) the compliance of the originator of the promissory notes with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the promissory notes that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

2

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

McLean, Virginia
January 19, 2023

3

Exhibit A

Attribute	Source Document / Methodology/ Recompute
Loan Label	Methodology: Derive from “Bid/Line Name”, “Loan Collateral Type”, “Actual Funding Date” and “Contractual Maturity Date”
Funding Name	Methodology: Look up “Funding Name” in Portfolio Information Report by Accounting System Number.
Bid/Line Name	Methodology: Look up “Bid/Line Name” in Portfolio Information Report by Accounting System Number.
Account Name	Methodology: Look up “Account Name” in Portfolio Information Report by Accounting System Number.
Accounting System Number	Loan Cash Streams File
Simple Balance (PF Actual Cutoff)	Loan Cash Streams File
Simple Balance	Methodology: Look up “Simple Balance” in Portfolio Information Report by Accounting System Number.
TL - Gross Amount Funded	Methodology: Look up “TL - Gross Amount Funded” in Portfolio Information Report by Accounting System Number
Total Oxford TL Managed Simple Balance	Methodology: Look up “Total Oxford TL Managed Simple Balance” in Portfolio Information Report by Accounting System Number.
Oxford Managed Line Amount	Methodology: Look up “Oxford Managed Line Amount” in Portfolio Information Report by Accounting System Number.
TL - Total Line Amount	Methodology: Look up “TL - Total Line Amount” in Portfolio Information Report by Accounting System Number.
Agent	Methodology: Look up “Agent” in Portfolio Information Report by Accounting System Number.
Oxford Managed Commitment %	Recompute: “Oxford Managed Line Amount / TL - Total Line Amount”

Attribute	Source Document / Methodology/ Recompute
Loan Collateral Type	Methodology: Look up “Loan Collateral Type” in Portfolio Information Report by Accounting System Number.
Loan Type	Methodology: Look up “Loan Type” in Portfolio Information Report by Accounting System Number
OM Loan Type	Recompute: Derive from “Loan Collateral Type” and map to Definitions Table
Actual Funding Date	Promissory Note (labeled by Accounting System Number)
Current first principal due date	Methodology: Look up “Current first principal due date” in Portfolio Information Report by Accounting System Number.
Contractual Maturity Date	Methodology: Look up “Contractual Maturity Date” in Portfolio Information Report by Accounting System Number.
Initial Funding Term	Methodology: Look up “Funding Term” in Portfolio Information Report by Accounting System Number
Seasoning	Recompute: Use excel formula YEARFRAC(Statistical Cutoff, Actual Funding Date); rounded to a whole number
Actual Remaining Term	Recompute: Use excel formula YEARFRAC(Contractual Maturity Date, Statistical Cutoff); rounded to a whole number
Initial I/O Period (LSA)	Methodology: Look up “Initial I/O Period (LSA)” in Portfolio Information Report by Accounting System Number.
Initial I/O Period (Amended)	Methodology: Look up “Initial I/O Period (Amended)” in Portfolio Information Report by Accounting System Number.
Initial I/O over 36 months:	Recompute: If Initial I/O Period (LSA) or Initial I/O Period (Amended) is >36 then “Yes;” otherwise, “No”
Floating or Fixed Rate	Methodology: Look up “Floating or Fixed Rate” in Portfolio Information Report by Accounting System Number.

Attribute	Source Document / Methodology/ Recompute
Payment Frequency - Interest	Methodology: Look up “Payment Frequency - Interest” in Portfolio Information Report by Accounting System Number.
Payment Frequency - Principal	Methodology: Look up “Payment Frequency - Principal” in Portfolio Information Report by Accounting System Number.
Interest Calc Method	Methodology: Look up “Interest Calc Method” in Portfolio Information Report by Accounting System Number
Base/Index Rate	Methodology: Look up “Base/Index Rate” in Portfolio Information Report by Accounting System Number
Margin	Methodology: Look up “Margin” in Portfolio Information Report by Accounting System Number
Index Rate Spread Adjustment	Methodology: Look up “Index Rate Spread Adjustment” in Portfolio Information Report Accounting System Number
Base/Index Rate Cap	Methodology: Look up “Base/Index Rate Cap” in Portfolio Information Report by Accounting System Number
Base/Index Rate Floor	Methodology: Look up “Base/Index Rate Floor” in Portfolio Information Report by Accounting System Number
End of Term Fee	Methodology: Look up “End of Term Fee” in Portfolio Information Report by Accounting System Number
Simple Cash Rate (%)	Recompute: Use the Data File and the following methodology: Margin + Interest Rate Spread Adjustment + Min(max(actual Base/Index Rate, Base/Index Rate Floor),Rate Cap)
Cash Rate (%) ABS	Recompute: Use the Data File and the following methodology: Simple Cash Rate (%) + (End of Term Fee / YEARFRAC( Contractual Maturity Date, Actual Funding Date ))
Amort Style	Loan Cash Streams File

Attribute	Source Document / Methodology/ Recompute
Excess Cash Flow Sweep?	Methodology: Look up “Excess Cash Flow Sweep?” in Portfolio Information Report by Accounting System Number.
Balloon / Bullet at Maturity	Loan Cash Streams File, column BS “Balloon”
Industry	Methodology: Look up “Industry” in Portfolio Information Report by Accounting System Number.
Sub Type	Methodology: Look up “Sub Type” in Portfolio Information Report by Accounting System Number.
Industry Group	Methodology: Look up “Industry Group” in Portfolio Information Report by Accounting System Number.
SubSector	Methodology: Look up “SubSector” in Portfolio Information Report by Accounting System Number.
Region	Methodology: Look up “Region” in Portfolio Information Report by Accounting System Number.
Current Stage	Recompute: If Sub Type is Life Science, look up “Current Stage” in Portfolio Information Report by Accounting System Number.
Current Credit Score	Methodology: Look up “Current Credit Score” in Portfolio Information Report by Accounting System Number.
TTM EBITDA	Methodology: If Loan Collateral Type is Cash Flow, Look up “TTM EBITDA” in Portfolio Information Report by Accounting System Number. For all others: “0”
Senior Leverage Ratio	Methodology: If Loan Collateral Type is Cash Flow, Look up “Senior Leverage Ratio (ME)” in Portfolio Information Report by Accounting System Number. For all others: “0”

Attribute	Source Document / Methodology/ Recompute
Most Recent Month-End	Methodology: If Loan Collateral Type is Cash Flow, Look up “Most Recent Month-End” in Portfolio Information Report by Accounting System Number. For all others: BLANK
Latest Valuation - OM
Methodology:

If Current Stage equals Public, look up Market Cap on Public Company Value Report by Account Name.

For all others:

- If Sub Type equals Cash Flow, look up ““Enterprise Value in in Portfolio Information Report by Accounting System Number

- For all others, look up “Valuation” in in Portfolio Information Report by Accounting System Number”

*Round valuations to the nearest $100,000*

Enterprise Value	Methodology: For Sub Type “Cash Flow”, look up “Enterprise Value” in in Portfolio Information Report by Accounting System Number. For all others, BLANK.
Valuation Source	Methodology: If Current Stage is Public then “Market Cap”, For all others: Look up “Valuation Source” in Portfolio Information Report by Accounting System Number.
Total Senior Debt	Methodology: Look up “Total Senior Debt” in Portfolio Information Report by Accounting System Number, otherwise leave blank.
Total Available Senior Debt
Recompute:

If Sub Type is Life Science, then sum the following: 1) Total Oxford TL Managed Simple Balance / Oxford Managed Commitment %;

2) Third party Revolver Commitment;

3) Total Revolver Commitment (Oxford Participates); and

4) Oxford Unfunded Obligations - Available Unfunded  / Oxford Managed Commitment %;.

If Sub Type is Real Estate, then sum the following:
1) Total Oxford TL Managed Simple Balance / Oxford Managed Commitment %; and

Attribute	Source Document / Methodology/ Recompute

2) Oxford Unfunded Obligations - Available Unfunded  / Oxford Managed Commitment %;.

If Sub Type is Cash Flow, then the sum of the following:

1) Maximum of Total Senior Debt and Total Oxford TL Managed Simple Balance;

2) Third Party Revolver Commitment

3) Oxford Unfunded Obligations - Available RLOC Line

4) Oxford Unfunded Obligations - Available Unfunded / Oxford Managed Commitment %; .

Loan to Value	Recompute: Total Available Senior Debt / Latest Valuation - OM
Current Covenant Default	Methodology: Look up “Current Covenant Default” in Portfolio Information Report by Accounting System Number.
Date of Covenant Default	Methodology: Look up “Date of Covenant Default” in Portfolio Information Report by Accounting System Number.
Specific Reserve?	Methodology: Look up “Specific Reserve?” in Portfolio Information Report by Accounting System Number.
Payment Default	Methodology: Look up “Payment Default” in Portfolio Information Report by Accounting System Number.
History of Major Modification due to Financial Distress?	Methodology: Look up “History of Major Modification due to Financial Distress?” in Portfolio Information Report by Accounting System Number.
Billing Type	Methodology: Look up “Pmt. Type” in Customer Billing Report by Accounting Name.
Billing Responsibility	Recompute: If Billing Type is ACH, Wire, Add to RLOC or Qtr Wire, then “Oxford;” otherwise lookup Agent
Third Party Revolver?	Methodology: Look up “Third Party Revolver?” in Portfolio Information Report by Accounting System Number.

Attribute	Source Document / Methodology/ Recompute
Third Party Revolver Commitment	Recompute: If Third Party Revolver is “yes”, look up RLOC – Total Line Amount in Third Party Revolvers Report by Account Name. Otherwise, zero.
Related Oxford Revolver	Recompute: If Account Name in Portfolio Information Report has a corresponding Loan Type of “Revolver” included, “yes”. Otherwise, “no”.
Total Revolver Commitment (Oxford Participates)	Recompute: If Related Oxford Revolver is “yes”, look up “RLOC - Total Line Amount” in Oxford Revolvers Report by Account Name Otherwise, BLANK.
Related Oxford Term Loan	Recompute: If the sum of Simple Balance for a given Account Name is less than Total Oxford TL Managed Simple Balance, then “Yes,” otherwise “No”
Related Co-Lender Term Loan	Recompute: If Oxford Managed Line Amount is less than TL - Total Line Amount, then “Yes,” otherwise “No”
Related Loan Outstanding	Recompute: If Third Party Revolver, Related Oxford Revolver, Related Oxford Term Loan or Related Co-Lender Term Loan is “Yes,” then “Yes;” otherwise, “No”
Oxford Unfunded Obligations – RLOC Line Amount	Recompute: If Related Oxford Revolver is “yes”: lookup RLOC - OFC Line Amount on the Oxford Revolvers Report using Account Name less RLOC - Balance on the Oxford Revolvers Report using Account Name
Oxford Unfunded Obligations – Available RLOC Line
Recompute:

If Related Oxford Revolver is “yes”: lookup RLOC - OFC Line Amount on the Oxford Revolvers Report using Account Name less RLOC - Balance on the Oxford Revolvers Report using Account Name less RLOC - Commitment Outside of BB using Account Name

Oxford Unfunded Obligations – Unfunded Term Loans	Methodology: Look up “TL – Availability” in Portfolio Information Report by Accounting System Number.
Oxford Unfunded Obligations – Available Unfunded Term Loans	Methodology: Look up “Total Current Undrawn Available Commitment” in Unfunded Commitments Report by Bid/Line Name